Equity (Narrative) (Details) ₪ / shares in Units, $ / shares in Units, € in Thousands, ₪ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Jul. 17, 2019 ILS (₪) ₪ / shares shares	Jul. 17, 2019 EUR (€)	Mar. 18, 2015	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 ₪ / shares shares	Dec. 31, 2017 ₪ / shares shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2019 ₪ / shares	Mar. 23, 2016 USD ($) $ / shares	May 31, 2015 USD ($)	May 31, 2015 EUR (€)
Disclosure of classes of share capital [line items]
Maximum dividend paid			33.00%	0.00%	0.00%	0.00%	0.00%
Price per share | ₪ / shares						₪ 10.00	₪ 10.00		₪ 10.00
Issue of equity					€ 7,807
USD [Member]
Disclosure of classes of share capital [line items]
Issue of equity | $				$ 8,761
Cash dividend per share | $ / shares										$ 0.225
Cash dividend | $										$ 2,400
Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Treasury shares | shares				258,046		258,046	258,046	258,046
Repurchase of ordinary shares | shares				172,391				172,391
Amount of ordinary shares repurchased | $				$ 1,477
Ordinary Shares [Member] | Director [Member]
Disclosure of classes of share capital [line items]
Amount of ordinary shares repurchased | $											$ 3,000
Ordinary Shares [Member] | Investors [Member] | Private Placement Undertaking [Member]
Disclosure of classes of share capital [line items]
Number of ordinary shares issue | shares	800,000
Issue of equity		€ 7,807
Consultancy fee and commissions		€ 50
Ordinary Shares [Member] | Euro [Member]
Disclosure of classes of share capital [line items]
Amount of ordinary shares repurchased								€ 1,332
Ordinary Shares [Member] | Euro [Member] | Director [Member]
Disclosure of classes of share capital [line items]
Amount of ordinary shares repurchased												€ 2,700
Ordinary Shares [Member] | NIS [Member] | Investors [Member] | Private Placement Undertaking [Member]
Disclosure of classes of share capital [line items]
Price per share | ₪ / shares	₪ 39.20
Issue of equity | ₪	₪ 31,100
Consultancy fee and commissions | ₪	₪ 200